Share-based Payments - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average share price at the date of exercise	$ 65.04	$ 59.49